Acquisition of Subsidiaries: Schedule of Business Acquisition, Castrovilla and Humitech (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Business Acquisition, Castrovilla and Humitech

Purchase Price	Shares	Price	Total
Castrovilla	1,011,095	$1.90	1,921,081
Humitech	267,857	$1.90	508,928
Cash			150,000
Total Purchase Price			$2,580,009
Assets at Fair Value
Cash			$466,620
Accounts receivable			325,199
Inventory			150,627
Property and equipment			53,088
Other assets			115,804
Distributorship and customer base			2,458,250
Total Assets			$3,569,588
Liabilities Assumed at Fair Value
Accounts payable and accrued expenses			$414,314
Notes payable			575,265
Total Liabilities			$989,579

Cash			150,000
Equity			2,430,009

Total Liabilities and Equity			$3,569,588